Long-Term Debt - Schedule of Future Minimum Lease Payments under Capital and Operating Leases (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Debt Disclosure [Abstract]
2014	$ 9.7
2015	3.9
2016	3.6
2017	2.0
2018	1.0
Thereafter	3.9
Total minimum lease payments	24.1
Less: amount representing interest	(1.9)
Present value of net minimum lease payments	22.2
2014	50.8
2015	41.1
2016	30.4
2017	22.0
2018	16.4
Thereafter	47.9
Total minimum lease payments	$ 208.6